UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2018

Date of reporting period:	January 31, 2018

Item 1. Schedule of Investments:

Putnam Absolute Return 300 Fund

The fund's portfolio
1/31/18 (Unaudited)

MORTGAGE-BACKED SECURITIES (42.4%)(a)
		Principal amount	Value

Agency collateralized mortgage obligations (18.5%)

Federal Home Loan Mortgage Corporation
IFB Ser. 2976, Class LC (-3.667 x 1 Month US LIBOR) + 24.42%, 18.702%, 5/15/35		$80,395	$108,987
IFB Ser. 3072, Class SM (-3.667 x 1 Month US LIBOR) + 23.80%, 18.079%, 11/15/35		196,794	262,925
IFB Ser. 3249, Class PS (-3.3 x 1 Month US LIBOR) + 22.28%, 17.129%, 12/15/36		114,213	147,822
IFB Ser. 2990, Class LB (-2.556 x 1 Month US LIBOR) + 16.95%, 12.96%, 6/15/34		402,491	456,106
IFB Ser. 3852, Class NT (-1 x 1 Month US LIBOR) + 6.00%, 4.441%, 5/15/41		4,278,579	4,058,749
Ser. 4601, Class IC, IO, 4.00%, 12/15/45		4,762,612	833,457
Ser. 4193, Class PI, IO, 4.00%, 3/15/43		4,567,411	712,064
Ser. 4213, Class GI, IO, 4.00%, 11/15/41		4,119,562	592,187
Ser. 4591, Class QI, IO, 3.50%, 4/15/46		8,190,816	1,247,789
Ser. 4369, Class IA, IO, 3.50%, 7/15/44		4,151,807	816,357
Ser. 4136, Class IW, IO, 3.50%, 10/15/42		7,726,728	1,027,276
Ser. 4150, Class DI, IO, 3.00%, 1/15/43		7,703,781	994,269
Ser. 4158, Class TI, IO, 3.00%, 12/15/42		5,044,078	510,511
Ser. 4182, Class PI, IO, 3.00%, 12/15/41		11,269,835	873,412
Ser. 4206, Class IP, IO, 3.00%, 12/15/41		4,290,817	412,705
FRB Ser. 8, Class A9, IO, 0.456%, 11/15/28(WAC)		252,384	3,470
FRB Ser. 59, Class 1AX, IO, 0.278%, 10/25/43(WAC)		668,941	6,585
Ser. 48, Class A2, IO, 0.212%, 7/25/33(WAC)		1,061,234	7,752
Ser. 3835, Class FO, PO, zero %, 4/15/41		8,078,084	6,802,938

Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, 1 Month US LIBOR + 4.70%, 6.261%, 4/25/28		650,000	782,631

Federal National Mortgage Association
IFB Ser. 05-74, Class NK (-5 x 1 Month US LIBOR) + 27.50%, 19.693%, 5/25/35		61,150	76,815
IFB Ser. 07-53, Class SP (-3.667 x 1 Month US LIBOR) + 24.20%, 18.475%, 6/25/37		167,478	227,037
IFB Ser. 05-75, Class GS (-3 x 1 Month US LIBOR) + 20.25%, 15.566%, 8/25/35		116,318	141,172
IFB Ser. 11-4, Class CS (-2 x 1 Month US LIBOR) + 12.90%, 9.777%, 5/25/40		1,141,374	1,269,039
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, 1 Month US LIBOR + 4.55%, 6.111%, 2/25/25		205,056	222,533
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46		4,535,237	1,099,757
Ser. 397, Class 2, IO, 5.00%, 9/25/39		458,686	97,777
Ser. 17-2, Class KI, IO, 4.00%, 2/25/47		2,740,297	535,427
Ser. 12-124, Class UI, IO, 4.00%, 11/25/42		2,828,483	565,697
Ser. 12-22, Class CI, IO, 4.00%, 3/25/41		8,101,221	1,253,237
Ser. 12-62, Class MI, IO, 4.00%, 3/25/41		4,275,193	560,264
Ser. 12-136, Class PI, IO, 3.50%, 11/25/42		4,954,040	536,948
Ser. 13-21, Class AI, IO, 3.50%, 3/25/33		5,829,378	827,751
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43		5,644,750	635,034
Ser. 6, Class BI, IO, 3.00%, 12/25/42		9,341,770	653,924
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42		2,817,693	225,415
Ser. 13-27, Class PI, IO, 3.00%, 12/25/41		14,225,998	1,066,950
Ser. 13-31, Class NI, IO, 3.00%, 6/25/41		7,934,533	568,816
Ser. 98-W2, Class X, IO, 0.272%, 6/25/28(WAC)		1,617,152	78,836
Ser. 98-W5, Class X, IO, 0.215%, 7/25/28(WAC)		485,403	23,663
Ser. 07-44, Class CO, PO, zero %, 5/25/37		34,077	27,704

Government National Mortgage Association
Ser. 17-132, Class IB, IO, 5.50%, 9/20/47		3,221,668	728,902
Ser. 15-167, Class MI, IO, 5.00%, 6/20/45		3,198,535	703,678
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44		3,600,242	790,937
Ser. 14-69, Class PI, IO, 5.00%, 4/20/44		4,402,028	825,380
Ser. 14-2, Class IC, IO, 5.00%, 1/16/44		4,454,477	1,029,726
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43		4,248,837	921,518
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40		129,079	10,192
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40		874,249	190,490
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40		5,308,875	1,155,477
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40		16,900,997	3,686,395
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39		11,737,891	2,609,333
IFB Ser. 13-99, Class VS, IO (-1 x 1 Month US LIBOR) + 6.10%, 4.541%, 7/16/43		1,649,072	239,759
IFB Ser. 16-77, Class SC, IO (-1 x 1 Month US LIBOR) + 6.10%, 4.539%, 10/20/45		4,911,949	808,090
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45		5,397,231	1,123,650
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45		4,749,629	1,069,427
Ser. 12-129, IO, 4.50%, 11/16/42		3,776,759	869,259
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40		212,492	29,541
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40		3,431,902	682,348
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39		2,415,894	554,230
Ser. 10-103, Class DI, IO, 4.50%, 12/20/38		615,627	27,772
IFB Ser. 11-17, Class S, IO (-1 x 1 Month US LIBOR) + 6.05%, 4.489%, 2/20/41		2,434,493	353,001
Ser. 17-120, Class IJ, IO, 4.00%, 4/20/47		7,900,944	1,165,389
Ser. 15-94, IO, 4.00%, 7/20/45		160,752	35,818
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45		1,788,198	262,977
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42		4,225,348	712,918
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42		1,138,270	214,997
Ser. 15-162, Class BI, IO, 4.00%, 11/20/40		5,668,101	859,341
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46		14,809,942	1,693,635
Ser. 15-111, Class IJ, IO, 3.50%, 8/20/45		6,203,733	1,015,861
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45		4,779,204	722,855
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45		6,981,078	1,284,986
Ser. 13-76, IO, 3.50%, 5/20/43		3,191,405	526,326
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43		4,108,206	620,257
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43		4,780,966	687,455
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43		1,802,045	294,869
Ser. 12-71, Class JI, IO, 3.50%, 4/16/41		6,975,723	455,166
Ser. 12-48, Class KI, IO, 3.50%, 12/16/39		1,528,017	143,650
Ser. 183, Class AI, IO, 3.50%, 10/20/39		5,031,517	547,097
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38		6,819,823	551,724
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36		3,440,506	258,152
Ser. 16-H13, Class IK, IO, 2.596%, 6/20/66(WAC)		17,171,917	2,232,349
Ser. 17-H03, Class DI, IO, 2.523%, 12/20/66(WAC)		4,857,028	661,770
Ser. 16-H22, Class AI, IO, 2.47%, 10/20/66(WAC)		7,458,525	925,916
Ser. 17-H02, Class BI, IO, 2.469%, 1/20/67(WAC)		3,221,185	442,913
Ser. 16-H23, Class NI, IO, 2.439%, 10/20/66(WAC)		9,968,224	1,268,955
Ser. 17-H06, Class BI, IO, 2.341%, 2/20/67(WAC)		14,357,652	1,926,797
Ser. 17-H11, Class NI, IO, 2.203%, 5/20/67(WAC)		5,135,897	647,375
Ser. 16-H11, Class HI, IO, 2.083%, 1/20/66(WAC)		3,149,055	318,842
Ser. 16-H02, Class BI, IO, 2.005%, 11/20/65(WAC)		11,528,759	1,063,390
Ser. 15-H15, Class JI, IO, 1.945%, 6/20/65(WAC)		11,624,172	1,194,965
Ser. 15-H19, Class NI, IO, 1.911%, 7/20/65(WAC)		17,107,754	1,690,246
Ser. 15-H25, Class EI, IO, 1.847%, 10/20/65(WAC)		12,599,693	1,167,992
Ser. 16-H08, Class AI, IO, 1.839%, 8/20/65(WAC)		10,466,777	837,771
Ser. 15-H18, Class IA, IO, 1.826%, 6/20/65(WAC)		10,490,726	757,430
Ser. 17-H14, Class DI, IO, 1.702%, 6/20/67(WAC)		6,639,257	520,777
Ser. 15-H09, Class BI, IO, 1.69%, 3/20/65(WAC)		14,314,392	1,273,122
Ser. 15-H10, Class EI, IO, 1.634%, 4/20/65(WAC)		15,824,155	893,732
Ser. 15-H25, Class AI, IO, 1.615%, 9/20/65(WAC)		13,946,838	1,150,614
Ser. 14-H14, Class CI, IO, 1.584%, 7/20/64(WAC)		16,972,064	933,463
Ser. 11-H15, Class AI, IO, 1.565%, 6/20/61(WAC)		9,045,106	531,400
Ser. 15-H28, Class DI, IO, 1.548%, 8/20/65(WAC)		10,770,749	779,274
Ser. 11-H08, Class GI, IO, 1.259%, 3/20/61(WAC)		11,368,385	533,177
Ser. 10-151, Class KO, PO, zero %, 6/16/37		776,404	643,266

GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-2, IO, 1.004%, 5/19/27(WAC)		44,617	1
FRB Ser. 99-2, IO, 0.84%, 9/19/27(WAC)		126,618	1,108
FRB Ser. 98-3, IO, zero %, 9/19/27(WAC)		59,200	1
FRB Ser. 98-4, IO, zero %, 12/19/26(WAC)		91,420	1

			84,211,013
Commercial mortgage-backed securities (17.1%)

Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.341%, 1/15/49(WAC)		1,273,022	4,001

Banc of America Commercial Mortgage Trust 144A FRB Ser. 04-4, Class XC, IO, 0.051%, 7/10/42(WAC)		156,885	35

Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-1, Class B, 5.504%, 11/10/42(WAC)		2,256,088	1,813,015

Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.533%, 1/12/45(WAC)		1,327,000	1,207,570

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class B, 5.279%, 3/11/39(WAC)		3,167,367	2,475,994

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C1, Class E, 6.072%, 4/15/44(WAC)		1,922,322	1,251,134

Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class XA, IO, 1.41%, 11/10/46(WAC)		17,661,623	661,587
FRB Ser. 14-GC21, Class XA, IO, 1.235%, 5/10/47(WAC)		11,767,176	731,642
FRB Ser. 14-GC19, Class XA, IO, 1.192%, 3/10/47(WAC)		16,677,819	833,891

Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class XA, IO, 1.813%, 9/10/45(WAC)		8,312,282	525,170

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 5.855%, 5/15/46(WAC)		1,034,640	1,052,858

COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.735%, 5/10/47(WAC)		956,000	932,362
FRB Ser. 14-LC15, Class XA, IO, 1.32%, 4/10/47(WAC)		8,944,379	434,482
FRB Ser. 14-CR19, Class XA, IO, 1.22%, 8/10/47(WAC)		36,737,220	1,806,443
FRB Ser. 14-UBS4, Class XA, IO, 1.217%, 8/10/47(WAC)		11,585,809	611,494
FRB Ser. 14-CR20, Class XA, IO, 1.156%, 11/10/47(WAC)		14,888,226	791,309
FRB Ser. 13-CR11, Class XA, IO, 1.124%, 8/10/50(WAC)		59,084,454	2,798,925
FRB Ser. 14-UBS6, Class XA, IO, 1.017%, 12/10/47(WAC)		25,006,871	1,152,042

COMM Mortgage Trust 144A
FRB Ser. 12-CR3, Class E, 4.755%, 10/15/45(WAC)		750,000	630,728
Ser. 12-LC4, Class E, 4.25%, 12/10/44		1,361,000	1,079,755
Ser. 13-LC13, Class E, 3.719%, 8/10/46(WAC)		1,503,000	1,010,184

Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-C1, Class AJ, 6.355%, 2/15/41(WAC)		4,668,000	3,851,100
FRB Ser. 07-C4, Class C, 6.078%, 9/15/39(WAC)		485,828	492,512

Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C3, Class B, 4.882%, 7/15/37		267,234	269,051

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6.00%, 5/17/40		45,572	45,581
FRB Ser. 03-C3, Class AX, IO, 2.053%, 5/15/38(WAC)		953,350	10

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.798%, 4/15/50(WAC)		1,086,000	960,671

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.341%, 8/10/44(WAC)		890,000	922,660

GS Mortgage Securities Corp. II FRB Ser. 15-GC30, Class XA, IO, 0.881%, 5/10/50(WAC)		16,371,029	755,687

GS Mortgage Securities Trust FRB Ser. 14-GC18, Class XA, IO, 1.116%, 1/10/47(WAC)		23,776,970	1,077,715

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.652%, 1/10/45(WAC)		1,724,376	1,646,141
Ser. 11-GC3, Class E, 5.00%, 3/10/44(WAC)		828,000	762,245
FRB Ser. 13-GC12, Class D, 4.442%, 6/10/46(WAC)		1,301,000	1,155,860
FRB Ser. 13-GC10, Class E, 4.411%, 2/10/46(WAC)		1,864,000	1,446,665

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class XA, IO, 1.138%, 4/15/47(WAC)		28,044,583	721,896
FRB Ser. 14-C24, Class XA, IO, 1.048%, 11/15/47(WAC)		15,942,241	701,011

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C17, Class D, 4.881%, 1/15/47(WAC)		1,306,000	1,201,400
FRB Ser. C14, Class D, 4.569%, 8/15/46(WAC)		1,834,000	1,627,310
FRB Ser. 14-C25, Class D, 3.946%, 11/15/47(WAC)		412,000	327,057
FRB Ser. 14-C26, Class D, 3.924%, 1/15/48(WAC)		142,000	121,720

JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-C10, Class XA, IO, 1.055%, 12/15/47(WAC)		37,940,465	1,620,665

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.312%, 2/12/51(WAC)		246,554	252,102
FRB Ser. 07-CB20, Class E, 6.312%, 2/12/51(WAC)		500,000	502,500
FRB Ser. 11-C3, Class E, 5.63%, 2/15/46(WAC)		2,136,000	2,117,628
FRB Ser. 12-C8, Class D, 4.654%, 10/15/45(WAC)		2,332,000	2,262,280
FRB Ser. 12-LC9, Class D, 4.372%, 12/15/47(WAC)		327,000	332,058

LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.269%, 2/15/40(WAC)		311,576	52

Merrill Lynch Mortgage Trust 144A FRB Ser. 05-MCP1, Class XC, IO, 0.003%, 6/12/43(WAC)		4,090,254	41

Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 14-C18, Class C, 4.489%, 10/15/47(WAC)		791,000	776,519
FRB Ser. 13-C13, Class XA, IO, 1.09%, 11/15/46(WAC)		48,413,009	2,093,863

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class E, 4.764%, 10/15/46(WAC)		672,000	556,909
Ser. 14-C17, Class D, 4.697%, 8/15/47(WAC)		2,809,000	2,375,774
FRB Ser. 12-C6, Class D, 4.575%, 11/15/45(WAC)		624,000	628,095
FRB Ser. 13-C10, Class E, 4.082%, 7/15/46(WAC)		4,055,000	3,241,105

Morgan Stanley Capital I Trust Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)		1,036,000	984,000

Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class XA, IO, 2.094%, 3/15/45(WAC)		9,315,957	629,442

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class XA, IO, 1.342%, 5/10/63(WAC)		7,746,547	373,157
FRB Ser. 13-C5, Class XA, IO, 0.978%, 3/10/46(WAC)		46,367,492	1,900,603

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.027%, 6/15/45(WAC)		866,320	775,356
FRB Ser. 06-C29, IO, 0.20%, 11/15/48(WAC)		7,026,571	281

Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.291%, 7/15/46(WAC)		749,000	713,936
FRB Ser. 14-LC16, Class XA, IO, 1.362%, 8/15/50(WAC)		26,986,973	1,368,240

Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.291%, 7/15/46(WAC)		2,166,000	1,811,915
FRB Ser. 12-LC5, Class XA, IO, 1.795%, 10/15/45(WAC)		10,139,740	686,065

WF-RBS Commercial Mortgage Trust FRB Ser. 12-C10, Class C, 4.382%, 12/15/45(WAC)		816,000	804,502

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.671%, 11/15/44(WAC)		603,000	603,498
Ser. 11-C4, Class D, 5.247%, 6/15/44(WAC)		604,000	590,005
Ser. 11-C4, Class E, 5.247%, 6/15/44(WAC)		1,342,000	1,206,799
FRB Ser. 12-C7, Class D, 4.825%, 6/15/45(WAC)		1,621,000	1,490,672
FRB Ser. 13-C15, Class D, 4.481%, 8/15/46(WAC)		1,942,000	1,650,042
FRB Ser. 12-C10, Class D, 4.447%, 12/15/45(WAC)		1,546,000	1,375,698
FRB Ser. 12-C10, Class E, 4.447%, 12/15/45(WAC)		1,658,000	1,259,044
Ser. 13-C14, Class E, 3.25%, 6/15/46		1,065,000	738,041
FRB Ser. 11-C5, Class XA, IO, 1.752%, 11/15/44(WAC)		9,931,214	504,406
FRB Ser. 12-C9, Class XB, IO, 0.697%, 11/15/45(WAC)		46,094,000	1,392,500

			77,508,706
Residential mortgage-backed securities (non-agency) (6.8%)

BCAP, LLC Trust 144A FRB Ser. 12-RR5, Class 4A8, 1 Month US LIBOR + 0.17%, 1.722%, 6/26/35		859,644	847,068

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, 1 Month US LIBOR + 0.35%, 1.911%, 3/25/37		1,143,146	957,629

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.508%, 6/25/46(WAC)		741,980	660,362
FRB Ser. 06-OA7, Class 1A2, 1 Month US LIBOR + 0.94%, 2.072%, 6/25/46		3,533,177	3,104,779
FRB Ser. 06-45T1, Class 2A7, 1 Month US LIBOR + 0.34%, 1.901%, 2/25/37		436,562	272,563
FRB Ser. 05-59, Class 1A1, 1 Month US LIBOR + 0.33%, 1.891%, 11/20/35		4,658,911	4,454,887
FRB Ser. 05-27, Class 1A1, 1.867%, 8/25/35(WAC)		1,304,800	1,114,103
FRB Ser. 06-OA10, Class 2A1, 1 Month US LIBOR + 0.19%, 1.751%, 8/25/46		754,103	618,364
FRB Ser. 06-OA10, Class 4A1, 1 Month US LIBOR + 0.19%, 1.751%, 8/25/46		322,497	264,577

Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, 1 Month US LIBOR + 0.62%, 2.181%, 4/25/35		616,673	532,398

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, 1 Month US LIBOR + 10.00%, 11.561%, 7/25/28		656,425	904,729
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, 1 Month US LIBOR + 9.35%, 10.911%, 4/25/28		1,776,665	2,392,898
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, 1 Month US LIBOR + 7.55%, 9.111%, 12/25/27		797,295	972,321
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, 1 Month US LIBOR + 5.15%, 6.711%, 10/25/29		300,000	344,078

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, 1 Month US LIBOR + 12.25%, 13.811%, 9/25/28		1,588,477	2,372,888
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, 1 Month US LIBOR + 11.75%, 13.311%, 10/25/28		839,307	1,229,964
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 1 Month US LIBOR + 5.90%, 7.461%, 10/25/28		1,450,000	1,683,942
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 1 Month US LIBOR + 5.70%, 7.261%, 4/25/28		1,693,978	1,950,628
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, 1 Month US LIBOR + 5.50%, 7.061%, 9/25/29		410,000	469,546
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, 1 Month US LIBOR + 4.30%, 5.861%, 2/25/25		323,346	354,732
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, 1 Month US LIBOR + 4.25%, 5.811%, 4/25/29		80,000	90,785
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 1 Month US LIBOR + 4.00%, 5.561%, 5/25/25		43,756	47,780
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 1 Month US LIBOR + 4.00%, 5.561%, 5/25/25		130,102	140,548
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, 1 Month US LIBOR + 3.60%, 5.161%, 1/25/30		370,000	379,652

GSAA Home Equity Trust FRB Ser. 05-15, Class 2A2, 1 Month US LIBOR + 0.25%, 1.811%, 1/25/36		898,532	640,788

JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, 1 Month US LIBOR + 0.20%, 1.761%, 6/25/37		833,217	513,470

Residential Accredit Loans, Inc. Trust FRB Ser. 06-QO5, Class 1A1, 1 Month US LIBOR + 0.22%, 1.776%, 5/25/46		1,162,942	1,093,165

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, 1 Month US LIBOR + 0.18%, 1.741%, 1/25/37		620,397	591,812

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 3.286%, 9/25/35(WAC)		843,632	847,762
FRB Ser. 05-AR13, Class A1C3, 1 Month US LIBOR + 0.49%, 2.051%, 10/25/45		995,667	990,475

			30,838,693

Total mortgage-backed securities (cost $197,402,979)			$192,558,412

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (36.8%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.2%)

Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 2/1/48		$11,000,000	$11,493,282
4.00%, TBA, 2/1/48		3,000,000	3,104,063

			14,597,345
U.S. Government Agency Mortgage Obligations (33.6%)

Federal National Mortgage Association Pass-Through Certificates
3.50%, TBA, 3/1/48		47,000,000	47,359,367
3.50%, TBA, 2/1/48		47,000,000	47,440,150
3.00%, TBA, 2/1/48		9,000,000	8,821,406
2.50%, TBA, 3/1/48		26,000,000	24,494,844
2.50%, TBA, 2/1/48		26,000,000	24,527,344

			152,643,111

Total U.S. government and agency mortgage obligations (cost $168,680,430)			$167,240,456

U.S. TREASURY OBLIGATIONS (—%)(a)
		Principal amount	Value

U.S. Treasury Notes 2.00%, 9/30/20(i)		$131,000	$130,996

Total U.S. treasury obligations (cost $130,996)			$130,996

CORPORATE BONDS AND NOTES (27.6%)(a)
		Principal amount	Value

Basic materials (1.2%)

Beacon Escrow Corp. 144A sr. unsec. notes 4.875%, 11/1/25		$450,000	$447,750

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24		435,000	455,119

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5.875%, 6/15/21 (Germany)		950,000	1,029,253

Southern Copper Corp. sr. unsec. unsub. notes 5.875%, 4/23/45 (Peru)		800,000	980,435

SPCM SA 144A sr. unsec. notes 4.875%, 9/15/25 (France)		900,000	907,875

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25		734,000	772,535

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		1,000,000	1,077,500

			5,670,467
Capital goods (1.6%)

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. notes 4.25%, 9/15/22 (Ireland)		1,000,000	1,005,770

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24		500,000	515,000

Boeing Co. (The) sr. unsec. bonds 8.75%, 8/15/21		3,580,000	4,291,773

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20		1,000,000	1,094,000

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/29/20		280,000	285,020

			7,191,563
Communication services (1.7%)

AT&T, Inc. 144A sr. unsec. notes 4.30%, 2/15/30		1,839,000	1,815,538

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		885,000	902,700

CommScope Technologies, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 3/15/27		680,000	677,450

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23(R)		640,000	694,816

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 4.25%, 4/1/18		1,694,000	1,698,320

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18		185,000	193,325

Verizon Communications, Inc. sr. unsec. unsub. notes 2.946%, 3/15/22		1,557,000	1,550,266

			7,532,415
Consumer cyclicals (3.2%)

Autonation, Inc. company guaranty sr. unsec. unsub. notes 6.75%, 4/15/18		2,008,000	2,026,726

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20		552,000	578,946

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22		1,000,000	1,029,470

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23		420,000	459,900

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		425,000	454,750

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21(R)		596,000	647,955

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)		279,000	297,076

IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		195,000	189,881

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22		565,000	585,679

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 4/1/21		500,000	516,875

Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)		1,200,000	1,230,000

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26		450,000	457,740

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 3.30%, 8/14/20		3,790,000	3,836,519

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		680,000	676,600

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		445,000	451,675

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		1,000,000	1,059,300

			14,499,092
Consumer staples (2.9%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)		1,000,000	1,020,000

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26		4,851,000	4,909,388

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22		2,975,000	3,148,334

CVS Health Corp. sr. unsec. unsub. notes 2.25%, 12/5/18		1,690,000	1,690,304

Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		515,000	516,288

Mead Johnson Nutrition Co. company guaranty sr. unsec. unsub. notes 3.00%, 11/15/20		1,875,000	1,889,797

			13,174,111
Energy (2.4%)

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.768%, 9/19/19 (United Kingdom)		620,000	613,911

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		660,000	681,450

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31		180,000	220,734

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26		425,000	448,906

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		400,000	414,461

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		545,000	604,487

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44 (Brazil)		312,000	331,656

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)		161,000	193,739

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		720,000	766,800

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela)		3,544,000	835,690

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.50%, 1/21/21 (Mexico)		1,300,000	1,377,016

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)		1,291,000	1,274,217

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes Ser. REGS, 6.50%, 3/13/27 (Mexico)		925,000	1,011,830

Range Resources Corp. company guaranty sr. unsec. notes 5.00%, 3/15/23		455,000	456,138

Seven Generations Energy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 9/30/25 (Canada)		450,000	454,500

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. unsub. bonds 5.00%, 1/15/28		680,000	673,200

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20		400,000	432,000

			10,790,735
Financials (9.7%)

AIG Global Funding 144A sr. notes 2.15%, 7/2/20		795,000	783,569

Air Lease Corp. sr. unsec. notes 2.625%, 9/4/18		5,465,000	5,476,671

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		540,000	688,500

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		400,000	427,080

American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%, perpetual maturity		1,600,000	1,626,000

American Express Co. sr. unsec. notes 7.00%, 3/19/18		1,523,000	1,533,096

Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. notes 2.20%, 7/20/20 (France)		1,485,000	1,465,483

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		1,055,000	1,084,013

Commonwealth Bank of Australia 144A unsec. notes 2.20%, 11/9/20 (Australia)		3,635,000	3,584,012

JPMorgan Chase & Co. unsec. sub. notes 3.875%, 9/10/24		365,000	373,606

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.30%, 12/13/18		2,375,000	2,377,636

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20		2,170,000	2,367,572

Lloyds Banking Group PLC unsec. sub. bonds 4.344%, 1/9/48 (United Kingdom)		652,000	650,916

Macquarie Bank, Ltd. 144A sr. unsec. notes 4.00%, 7/29/25 (Australia)		1,210,000	1,239,740

Manufacturers & Traders Trust Co. sr. unsec. notes Ser. BKNT, 2.05%, 8/17/20		1,340,000	1,321,749

MetLife, Inc. sr. unsec. unsub. notes 4.75%, 2/8/21		2,125,000	2,249,112

PNC Bank NA sr. unsec. notes Ser. BKNT, 2.00%, 5/19/20		845,000	833,882

Protective Life Global Funding 144A notes 2.262%, 4/8/20		780,000	773,931

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.20%, 7/27/18 (Canada)		1,700,000	1,702,028

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		532,000	563,255

Royal Bank of Scotland Group PLC unsec. sub. notes 4.70%, 7/3/18 (United Kingdom)		2,952,000	2,981,808

Santander Issuances SAU company guaranty unsec. sub. notes 5.179%, 11/19/25 (Spain)		2,400,000	2,569,534

Select Income REIT sr. unsec. unsub. notes 3.60%, 2/1/20(R)		1,000,000	1,001,697

Starwood Property Trust, Inc. 144A sr. unsec. notes 4.75%, 3/15/25(R)		880,000	869,000

Svenska Handelsbanken AB company guaranty sr. unsec. notes 1.95%, 9/8/20 (Sweden)		1,510,000	1,482,680

UBS AG/London 144A sr. unsec. notes 2.20%, 6/8/20 (United Kingdom)		925,000	914,012

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 3.00%, 4/15/21 (Switzerland)		1,020,000	1,016,223

VICI Properties 1, LLC/VICI FC, Inc. company guaranty notes 8.00%, 10/15/23		9,761	10,957

Westpac Banking Corp. sr. unsec. unsub. notes 2.65%, 1/25/21 (Australia)		2,285,000	2,277,105

			44,244,867
Health care (2.0%)

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20		1,012,000	1,077,780

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)		206,000	168,920

Omega Healthcare Investors, Inc. company guaranty sr. unsec. bonds 5.25%, 1/15/26(R)		3,805,000	3,862,075

Pfizer, Inc. sr. unsec. unsub. notes 1.70%, 12/15/19		1,560,000	1,542,891

Service Corp. International sr. unsec. notes 5.375%, 1/15/22		1,674,000	1,711,832

UnitedHealth Group, Inc. sr. unsec. notes 6.00%, 2/15/18		756,000	757,134

			9,120,632
Technology (1.6%)

Apple, Inc. sr. unsec. unsub. notes 2.00%, 5/6/20		4,336,000	4,298,931

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		750,000	819,844

Fidelity National Information Services, Inc. sr. unsec. unsub. notes 3.625%, 10/15/20		447,000	456,506

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20		895,000	918,673

Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		680,000	661,300

			7,155,254
Utilities and power (1.3%)

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27		645,000	675,438

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		475,000	489,420

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/28		675,000	675,000

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9.50%, 4/1/19		3,816,000	4,091,195

			5,931,053

Total corporate bonds and notes (cost $125,008,239)			$125,310,189

SENIOR LOANS (7.6%)(a)(c)
		Principal amount	Value

Basic materials (0.2%)

KMG Chemicals, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.75%, 4.323%, 6/15/24		$867,028	$873,530

			873,530
Capital goods (0.8%)

Advanced Disposal Services, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.25%, 3.715%, 11/10/23		1,134,860	1,141,953

Berry Global, Inc. bank term loan FRN Ser. M, BBA LIBOR USD 3 Month + 2.25%, 3.816%, 10/1/22		743,951	748,910

Gates Global, LLC bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.693%, 3/31/24		677,112	682,311

TransDigm, Inc. bank term loan FRN Ser. E, BBA LIBOR USD 3 Month + 2.80%, 4.228%, 5/14/22		427,928	431,538

TransDigm, Inc. bank term loan FRN Ser. F, BBA LIBOR USD 3 Month + 2.75%, 4.364%, 6/9/23		772,065	778,177

			3,782,889
Communication services (0.9%)

Asurion, LLC bank term loan FRN Ser. B4, BBA LIBOR USD 3 Month + 2.75%, 4.323%, 8/4/22		840,311	846,823

Charter Communications Operating, LLC bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.00%, 3.58%, 4/30/25		765,000	769,303

Intelsat Jackson Holdings SA bank term loan FRN Ser. B3, BBA LIBOR USD 3 Month + 3.75%, 5.212%, 11/27/23		1,019,814	1,010,527

Sprint Communications, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.50%, 4.125%, 2/2/24		496,250	497,180

WideOpenWest Finance, LLC bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.25%, 4.811%, 8/19/23		1,003,734	1,003,316

			4,127,149
Consumer cyclicals (2.5%)

Academy, Ltd. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.00%, 5.546%, 7/2/22		839,830	674,488

Amaya Holdings BV bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 5.193%, 8/1/21		967,688	975,066

CityCenter Holdings, LLC bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.50%, 4.073%, 4/18/24		472,413	475,661

CPG International, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.75%, 5.593%, 5/5/24		456,368	460,932

Eldorado Resorts, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.25%, 3.839%, 4/17/24		649,930	649,930

Golden Nugget, Inc./NV bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.25%, 4.875%, 10/4/23		1,102,754	1,115,332

Greektown Holdings, LLC bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.75%, 4.323%, 4/25/24		447,750	448,730

Hilton Worldwide Finance, LLC bank term loan FRN Ser. B2, BBA LIBOR USD 3 Month + 2.00%, 3.42%, 10/25/23		805,463	811,302

Jo-Ann Stores, LLC bank term loan FRN BBA LIBOR USD 3 Month + 5.00%, 6.551%, 10/21/23		990,000	980,719

Meredith Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 3.00%, 1/18/25		400,000	404,000

Neiman Marcus Group, Ltd., Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.25%, 4.805%, 10/25/20		770,731	657,048

Scientific Games International, Inc. bank term loan FRN Ser. B4, BBA LIBOR USD 3 Month + 3.25%, 4.823%, 8/14/24		765,706	769,672

Sinclair Television Group, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.50%, 2.50%, 12/11/24		1,000,000	1,008,333

Tribune Media Co. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.573%, 1/27/24		757,897	758,844

Tribune Media Co. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.573%, 12/27/20		60,808	60,808

Univision Communications, Inc. bank term loan FRN Ser. C5, BBA LIBOR USD 3 Month + 2.75%, 4.323%, 3/15/24		736,252	736,597

Werner Finco LP bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.00%, 5.568%, 7/24/24		498,750	499,373

			11,486,835
Consumer staples (0.6%)

1011778 BC ULC bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.25%, 3.87%, 2/17/24		990,419	995,124

Brand Industrial Services, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 4.25%, 5.996%, 6/21/24		746,250	755,928

CEC Entertainment, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.25%, 4.818%, 2/14/21		413,875	401,873

Ceridian HCM Holding, Inc. bank term loan FRN Ser. B2, BBA LIBOR USD 3 Month + 3.50%, 5.067%, 9/15/20		621,424	625,308

			2,778,233
Energy (0.2%)

American Energy-Marcellus, LLC bank term loan FRN BBA LIBOR USD 3 Month + 4.25%, 5.809%, 8/4/20 (In default)(NON)		651,749	427,982

			427,982
Financials (0.1%)

VICI Properties 1, LLC bank term loan FRN BBA LIBOR USD 3 Month + 2.25%, 3.811%, 12/15/24		665,000	669,803

			669,803
Health care (1.1%)

CHS/Community Health Systems, Inc. bank term loan FRN Ser. H, BBA LIBOR USD 3 Month + 3.00%, 4.479%, 1/27/21		1,365,612	1,338,299

Grifols Worldwide Operations USA, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.25%, 3.715%, 1/31/25		496,250	499,228

Kinetic Concepts, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.25%, 4.285%, 2/3/24		1,089,525	1,090,887

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.75%, 5.443%, 6/30/21		574,175	578,003

Pharmaceutical Product Development, LLC bank term loan FRN BBA LIBOR USD 3 Month + 2.75%, 4.387%, 8/18/22		1,038,375	1,044,746

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. B1, BBA LIBOR USD 3 Month + 3.50%, 4.94%, 4/1/22		581,183	589,465

			5,140,628
Technology (0.8%)

CCC Information Services, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.00%, 4.58%, 3/30/24		1,311,410	1,316,983

First Data Corp. bank term loan FRN BBA LIBOR USD 3 Month + 2.25%, 3.81%, 7/10/22		916,192	921,663

Infor US, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.75%, 4.443%, 2/1/22		433,226	435,302

Syniverse Holdings, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.573%, 4/23/19		927,449	921,652

			3,595,600
Utilities and power (0.4%)

Calpine Construction Finance Co. LP bank term loan FRN BBA LIBOR USD 3 Month + 2.50%, 4.073%, 1/15/25		810,000	813,544

Vistra Operations Co., LLC bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.50%, 4.072%, 8/4/23		870,763	876,205

Vistra Operations Co., LLC bank term loan FRN Ser. C, BBA LIBOR USD 3 Month + 2.50%, 4.064%, 8/4/23		154,308	155,273

			1,845,022

Total senior loans (cost $35,005,073)			$34,727,671

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (5.0%)(a)
		Principal amount	Value

Argentina (Republic of) sr. unsec. unsub. bonds 7.625%, 4/22/46 (Argentina)		$575,000	$607,200

Argentina (Republic of) sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)		385,000	393,470

Argentina (Republic of) sr. usec. unsub. notes 5.875%, 1/11/28 (Argentina)		195,000	189,777

Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)		540,000	554,790

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%, 1/13/28 (Brazil)		1,840,000	1,824,765

Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)		795,000	846,834

Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)	EUR	1,296,000	1,708,552

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.00%, 2/24/20), 2/24/40 (Greece)(STP)	EUR	57,000	64,512

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/36 (Greece)(STP)	EUR	406,000	462,872

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece)(STP)	EUR	76,000	87,563

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece)(STP)	EUR	99,000	115,151

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/31 (Greece)(STP)	EUR	260,000	302,963

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece)(STP)	EUR	1,334,000	1,579,925

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece)(STP)	EUR	1,816,973	2,169,485

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece)(STP)	EUR	2,242,206	2,694,172

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/27 (Greece)(STP)	EUR	206,000	250,376

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece)(STP)	EUR	548,000	667,708

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece)(STP)	EUR	75,000	91,773

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece)(STP)	EUR	40,000	49,703

Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)		$300,000	321,750

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)		300,000	364,500

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		1,290,000	1,293,225

Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)		450,000	471,794

Russia (Federation of) 144A sr. unsec. unsub. bonds 12.75%, 6/24/28 (Russia)		1,375,000	2,368,438

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)		3,000,000	3,360,000

Total foreign government and agency bonds and notes (cost $19,368,030)			$22,841,298

PURCHASED SWAP OPTIONS OUTSTANDING (2.1%)(a)
Counterparty Fixed right % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value

Bank of America N.A.
(1.9325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325		$86,876,000	$647,226
(2.2625)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625		39,094,200	298,680
2.2625/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625		39,094,200	107,509
1.9325/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325		86,876,000	8,688

Citibank, N.A.
(2.66975)/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.66975		43,767,400	537,464
(2.518)/3 month USD-LIBOR-BBA/May-49	May-19/2.518		3,822,500	391,156
(2.675)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.675		43,767,400	388,217
2.44325/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.44325		43,767,400	26,260
2.493/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.493		43,767,400	6,127
(1.091)/6 month EUR-EURIBOR-Reuters/Jul-23	Jul-18/1.091	EUR	5,956,000	4,289
2.442/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.442		$21,884,000	4,158
2.195/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.195		21,883,700	438
2.28/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.28		34,750,400	348
2.39175/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.39175		58,356,500	58
1.9175/3 month USD-LIBOR-BBA/Mar-19	Mar-18/1.9175		52,126,000	52

Credit Suisse International
(2.43625)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.43625		22,591,000	625,093
(2.69)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.69		26,062,800	241,863

Goldman Sachs International
(2.6155)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6155		43,767,400	562,849
(2.7575)/3 month USD-LIBOR-BBA/Jan-38	Jan-28/2.7575		4,467,000	284,861
1.673/3 month GBP-LIBOR-BBA/Oct-48	Oct-18/1.673	GBP	4,288,000	230,930
2.7575/3 month USD-LIBOR-BBA/Jan-38	Jan-28/2.7575		$4,467,000	226,388
1.522/3 month GBP-LIBOR-BBA/Oct-28	Oct-18/1.522	GBP	11,019,000	180,078
2.6295/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6295		$43,767,400	88,848
(-0.154)/6 month EUR-EURIBOR-Reuters/Feb-20	Feb-18/-0.154	EUR	59,560,000	68,770
2.5665/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.5665		$43,767,400	45,518
2.695/3 month USD-LIBOR-BBA/Oct-23	Oct-18/2.695		7,297,600	44,588
2.6175/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6175		21,883,700	36,108
2.5525/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.5525		21,883,700	17,288
2.485/3 month USD-LIBOR-BBA/Mar-48	Mar-18/2.485		3,475,000	8,201
1.9175/3 month USD-LIBOR-BBA/Oct-19	Oct-18/1.9175		31,622,900	2,530
2.27/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.27		8,340,100	1,918
2.4445/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.4445		43,767,400	1,751
-0.154/6 month EUR-EURIBOR-Reuters/Feb-20	Feb-18/-0.154	EUR	59,560,000	1,479

JPMorgan Chase Bank N.A.
(1.919)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919		$86,876,000	657,651
1.758/6 month EUR-EURIBOR-Reuters/Sep-49	Sep-19/1.758	EUR	4,348,000	390,888
(2.25)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25		$39,094,200	301,807
1.376/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-19/1.376	EUR	10,899,000	293,908
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		$4,467,000	284,816
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		4,467,000	278,515
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		4,467,000	231,391
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		4,467,000	226,120
2.25/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25		39,094,200	105,945
(2.68)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.68		34,750,400	41,700
0.882/3 month GBP-LIBOR-BBA/Nov-19	Nov-18/0.882	GBP	29,780,000	21,987
1.919/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919		$86,876,000	8,688
2.38/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.38		21,884,000	219
2.3225/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.3225		29,178,300	29

Morgan Stanley & Co. International PLC
(2.66)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.66		43,767,400	456,932
(2.7425)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.7425		58,356,500	339,051
(0.303)/6 month EUR-EURIBOR-Reuters/Mar-23	Mar-18/0.303	EUR	23,824,000	312,647
(0.442)/6 month EUR-EURIBOR-Reuters/Apr-23	Apr-18/0.442	EUR	23,049,700	173,994
(2.48375)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.48375		$34,750,400	95,564
(2.49275)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.49275		34,750,400	94,174
(-0.152)/6 month EUR-EURIBOR-Reuters/Feb-20	Feb-18/-0.152	EUR	59,560,000	66,552
(2.61575)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.61575		$34,750,400	61,508
2.5725/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.5725		58,356,500	43,184
2.50/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.50		43,767,400	11,817
-0.152/6 month EUR-EURIBOR-Reuters/Feb-20	Feb-18/-0.152	EUR	59,560,000	2,218
1.85125/3 month USD-LIBOR-BBA/Apr-19	Apr-18/1.85125		$52,125,600	521

Total purchased swap options outstanding (cost $8,747,928)				$9,591,557

PURCHASED OPTIONS OUTSTANDING (0.3%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/$98.19	$21,000,000	$21,000,000	$105,588
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/98.31	21,000,000	21,000,000	94,710
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/98.44	21,000,000	21,000,000	84,588
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/98.47	21,000,000	21,000,000	82,173
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/98.56	21,000,000	21,000,000	75,222
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/98.59	21,000,000	21,000,000	72,996
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/98.72	21,000,000	21,000,000	64,554
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/99.34	21,000,000	21,000,000	328,209
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/99.21	21,000,000	21,000,000	305,928
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/99.09	21,000,000	21,000,000	284,319

Total purchased options outstanding (cost $1,432,266)				$1,498,287

ASSET-BACKED SECURITIES (1.3%)(a)
		Principal amount	Value

Loan Depot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, 1 Month US LIBOR + 0.80%, 2.361%, 11/25/50		$1,227,000	$1,227,000

Station Place Securitization Trust 144A
FRB Ser. 17-1, Class A, 1 Month US LIBOR + 0.90%, 2.461%, 2/25/49		1,123,667	1,123,667
FRB Ser. 17-6, Class A, 1 Month US LIBOR + 0.70%, 2.235%, 11/24/18		3,421,000	3,421,000

Total asset-backed securities (cost $5,771,667)			$5,771,667

COMMON STOCKS (—%)(a)
		Shares	Value

Caesars Entertainment Corp.(NON)		2,594	$36,186

Total common stocks (cost $32,036)			$36,186

SHORT-TERM INVESTMENTS (19.1%)(a)
		Principal amount/shares	Value

Autonation, Inc. commercial paper 1.850%, 2/1/18		$2,000,000	$1,999,890

Cabot Corp. commercial paper 1.771%, 2/6/18		2,000,000	1,999,440

Dollar General Corp. commercial paper 1.833%, 2/9/18		1,400,000	1,399,400

Energy Transfer LP commercial paper 2.000%, 2/1/18		2,000,000	1,999,890

KCP&L Greater Missouri Operations Co. commercial paper 1.751%, 2/1/18		2,000,000	1,999,908

Kinder Morgan, Inc./DE commercial paper 1.950%, 2/1/18		2,000,000	1,999,890

Kroger Co. (The) commercial paper 1.651%, 2/8/18		2,000,000	1,999,358

Newell Brands, Inc. commercial paper 1.850%, 2/1/18		2,000,000	1,999,890

Portugal (Republic of) Treasury Bills with effective yields ranging from 10.671% to 11.727%, 5/18/18	EUR	3,753,000	4,665,593

Putnam Short Term Investment Fund 1.45%(AFF)	Shares	35,999,479	35,999,479

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.25%(P)	Shares	110,000	110,000

U.S. Treasury Bills 1.509%, 6/14/18		$8,030,000	7,986,089

U.S. Treasury Bills 1.501%, 6/7/18(SEG)(SEGSF)(SEGCCS)		1,750,000	1,740,826

U.S. Treasury Bills 1.450%, 5/24/18(SEG)(SEGSF)(SEGCCS)		363,000	361,328

U.S. Treasury Bills 1.437%, 4/19/18(SEG)(SEGSF)(SEGCCS)		10,538,000	10,506,723

U.S. Treasury Bills 1.436%, 5/10/18(SEGSF)(SEGCCS)		614,000	611,580

U.S. Treasury Bills 1.425%, 4/26/18(SEGCCS)		409,000	407,644

U.S. Treasury Bills 1.408%, 4/12/18(SEGCCS)		358,000	357,049

U.S. Treasury Bills 1.405%, 4/5/18(SEGSF)(SEGCCS)		746,000	744,264

U.S. Treasury Bills 1.081%, 2/15/18(SEGSF)(SEGCCS)		835,000	834,611

U.S. Treasury Bills 1.066%, 2/8/18(SEGCCS)		121,000	120,972

U.S. Treasury Bills 1.065%, 2/1/18(SEGSF)(SEGCCS)		6,834,000	6,834,000

Total short-term investments (cost $86,456,295)			$86,677,824

TOTAL INVESTMENTS

Total investments (cost $648,035,939)			$646,384,543

FORWARD CURRENCY CONTRACTS at 1/31/18 (aggregate face value $168,155,784) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/18/18	$1,524,480	$1,531,509	$(7,029)
	Euro	Sell	3/21/18	1,390,378	1,154,667	(235,711)
	Japanese Yen	Sell	2/22/18	303,866	290,322	(13,544)
	Mexican Peso	Buy	4/11/18	1,630,305	1,624,166	6,139
	Mexican Peso	Sell	4/11/18	1,630,305	1,620,713	(9,592)
	New Zealand Dollar	Sell	4/18/18	1,541,554	1,530,590	(10,964)
	Norwegian Krone	Buy	3/21/18	1,319,407	1,220,828	98,579
	Russian Ruble	Buy	3/21/18	1,516,844	1,529,073	(12,229)
	Russian Ruble	Sell	3/21/18	1,592,196	1,512,601	(79,595)
	Swedish Krona	Sell	3/21/18	1,616,414	1,605,151	(11,263)
	Swiss Franc	Buy	3/21/18	1,570,427	1,559,024	11,403
	Swiss Franc	Sell	3/21/18	1,586,711	1,521,645	(65,066)
Barclays Bank PLC
	Australian Dollar	Buy	4/18/18	1,465,103	1,422,374	42,729
	British Pound	Sell	3/21/18	2,871,497	2,726,308	(145,189)
	Canadian Dollar	Buy	4/18/18	1,592,973	1,567,484	25,489
	Euro	Buy	3/21/18	1,490,011	1,570,057	(80,046)
	Japanese Yen	Sell	2/22/18	44,392	7,239	(37,153)
	Norwegian Krone	Buy	3/21/18	50,561	90,641	(40,080)
	Swedish Krona	Sell	3/21/18	2,156,555	2,070,329	(86,226)
	Swiss Franc	Buy	3/21/18	37,204	71,107	(33,903)
Citibank, N.A.
	Australian Dollar	Buy	4/18/18	3,078,931	3,048,128	30,803
	Brazilian Real	Buy	4/3/18	1,240,187	1,232,365	7,822
	British Pound	Buy	3/21/18	139,969	168,204	(28,235)
	Canadian Dollar	Sell	4/18/18	1,531,047	1,511,610	(19,437)
	Euro	Buy	3/21/18	1,586,656	1,553,132	33,524
	Japanese Yen	Buy	2/22/18	1,619,873	1,575,022	44,851
	Japanese Yen	Sell	2/22/18	1,619,873	1,573,622	(46,251)
	New Zealand Dollar	Sell	4/18/18	1,531,465	1,520,581	(10,884)
	Norwegian Krone	Buy	3/21/18	1,698,593	1,581,701	116,892
	Swedish Krona	Sell	3/21/18	1,565,998	1,517,100	(48,898)
Credit Suisse International
	British Pound	Buy	3/21/18	1,375,650	1,310,938	64,712
	British Pound	Sell	3/21/18	1,375,650	1,310,396	(65,254)
	Euro	Buy	3/21/18	1,536,964	1,545,910	(8,946)
	Japanese Yen	Sell	2/22/18	1,665,454	1,579,551	(85,903)
	New Zealand Dollar	Sell	4/18/18	1,525,353	1,506,359	(18,994)
	Norwegian Krone	Buy	3/21/18	52,341	101,413	(49,072)
	Swedish Krona	Sell	3/21/18	1,650,024	1,608,667	(41,357)
Goldman Sachs International
	Australian Dollar	Buy	4/18/18	6,022,350	5,913,789	108,561
	Brazilian Real	Sell	4/3/18	815,999	754,083	(61,916)
	British Pound	Sell	3/21/18	858,021	812,572	(45,449)
	Canadian Dollar	Sell	4/18/18	1,541,952	1,514,729	(27,223)
	Euro	Sell	3/21/18	2,877,152	2,694,881	(182,271)
	Japanese Yen	Sell	2/22/18	1,559,419	1,520,924	(38,495)
	Mexican Peso	Buy	4/11/18	7,113,783	6,888,353	225,430
	Mexican Peso	Sell	4/11/18	7,113,783	6,982,841	(130,942)
	Mexican Peso	Sell	4/18/18	4,123	3,955	(168)
	New Zealand Dollar	Sell	4/18/18	4,720,986	4,563,035	(157,951)
	Norwegian Krone	Buy	3/21/18	1,921,261	1,809,110	112,151
	South African Rand	Buy	4/18/18	163,396	154,626	8,770
	Swedish Krona	Sell	3/21/18	2,400,234	2,236,938	(163,296)
	Swiss Franc	Buy	3/21/18	32,675	137,414	(104,739)
HSBC Bank USA, National Association
	Canadian Dollar	Buy	4/18/18	1,523,317	1,519,325	3,992
	Euro	Buy	3/21/18	2,900,317	2,892,099	8,218
	Japanese Yen	Buy	2/22/18	1,535,095	1,542,126	(7,031)
	Japanese Yen	Sell	2/22/18	1,581,312	1,517,948	(63,364)
	Mexican Peso	Buy	4/18/18	505,248	479,128	26,120
	New Zealand Dollar	Sell	4/18/18	10,236	9,863	(373)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/18/18	3,034,378	2,969,941	64,437
	British Pound	Sell	3/21/18	570,402	540,836	(29,566)
	Canadian Dollar	Buy	4/18/18	2,232,245	2,195,507	36,738
	Euro	Buy	3/21/18	2,358,936	2,271,388	87,548
	Japanese Yen	Sell	2/22/18	1,618,793	1,553,869	(64,924)
	Mexican Peso	Buy	4/11/18	866,156	859,775	6,381
	Mexican Peso	Sell	4/11/18	866,156	855,598	(10,558)
	New Zealand Dollar	Sell	4/18/18	1,557,019	1,513,797	(43,222)
	Norwegian Krone	Buy	3/21/18	1,473,313	1,373,722	99,591
	Swedish Krona	Sell	3/21/18	4,580,954	4,419,721	(161,233)
	Swiss Franc	Buy	3/21/18	4,771,130	4,655,868	115,262
	Swiss Franc	Sell	3/21/18	4,823,862	4,622,848	(201,014)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	4/18/18	3,962,262	3,896,527	65,735
	Canadian Dollar	Sell	4/18/18	1,533,651	1,511,455	(22,196)
	Euro	Buy	3/21/18	1,560,377	1,526,120	34,257
	Japanese Yen	Sell	2/22/18	655,460	660,250	4,790
	New Zealand Dollar	Sell	4/18/18	3,165,808	3,106,589	(59,219)
	Norwegian Krone	Buy	3/21/18	528,948	492,913	36,035
	Swedish Krona	Sell	3/21/18	3,193,565	3,014,524	(179,041)
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/18/18	4,008,266	3,897,653	110,613
	British Pound	Sell	3/21/18	1,637,381	1,559,614	(77,767)
	Canadian Dollar	Buy	4/18/18	823,340	808,118	15,222
	Euro	Buy	3/21/18	1,362,233	1,289,685	72,548
	Japanese Yen	Sell	2/22/18	1,531,698	1,517,149	(14,549)
	New Zealand Dollar	Sell	4/18/18	711,679	685,020	(26,659)
	Norwegian Krone	Buy	3/21/18	749,732	640,452	109,280
	Swedish Krona	Sell	3/21/18	1,278,039	1,211,857	(66,182)
UBS AG
	Australian Dollar	Buy	4/18/18	2,187,543	2,104,950	82,593
	Canadian Dollar	Buy	4/18/18	1,690,540	1,663,451	27,089
	Euro	Buy	3/21/18	2,934,814	2,820,778	114,036
	Japanese Yen	Sell	2/22/18	1,621,372	1,512,721	(108,651)
	New Zealand Dollar	Sell	4/18/18	3,662,672	3,523,056	(139,616)
	Norwegian Krone	Buy	3/21/18	4,017,071	3,746,938	270,133
	Swedish Krona	Sell	3/21/18	1,612,200	1,525,705	(86,495)
WestPac Banking Corp.
	Canadian Dollar	Sell	4/18/18	99,032	97,315	(1,717)
	Japanese Yen	Buy	2/22/18	1,598,008	1,557,566	40,442
	Japanese Yen	Sell	2/22/18	1,598,008	1,534,242	(63,766)

Unrealized appreciation						2,368,915

Unrealized (depreciation)						(3,630,414)

Total						$(1,261,499)

* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 1/31/18 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

Euro-Bund 10 yr (Short)	30	$5,915,489	$5,915,488	Mar-18	$(595)
Euro-OAT 10 yr (Short)	9	1,708,832	1,708,832	Mar-18	47,464
U.S. Treasury Note Ultra 10 yr (Long)	51	6,640,359	6,640,359	Mar-18	(80,250)

Unrealized appreciation					47,464

Unrealized (depreciation)					(80,845)

Total					$(33,381)

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/18 (premiums $10,880,389) (Unaudited)

Counterparty Fixed Obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value

Bank of America N.A.

(2.2625)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625		$39,094,200	$20,720
(1.9325)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325		86,876,000	39,094
2.2625/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625		39,094,200	212,282
1.9325/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325		86,876,000	677,633

Barclays Bank PLC

2.813/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.813		30,121,000	84,038

Citibank, N.A.

(2.478)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.478		21,883,700	438
(2.05)/3 month USD-LIBOR-BBA/Mar-19	Mar-18/2.05		52,126,000	521
1.291/6 month EUR-EURIBOR-Reuters/Jul-23	Jul-18/1.291	EUR	9,470,000	3,175
(2.584)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.584		$21,883,700	13,349
(2.5565)/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.5565		21,883,700	37,202
2.663/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.663		30,121,000	117,773
2.7435/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.7435		21,884,000	140,058
2.695/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.695		21,883,700	219,494
2.584/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.584		21,883,700	338,322
2.675/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.675		34,750,400	344,029
2.5565/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.5565		21,883,700	434,610
2.478/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.478		21,883,700	528,929
2.208/3 month USD-LIBOR-BBA/May-24	May-19/2.208		17,375,200	537,936

Credit Suisse International

2.812/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.812		26,062,800	101,124
2.751/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.751		26,062,800	161,068
2.54475/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.54475		22,591,000	407,993
2.4905/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.4905		22,591,000	516,430

Goldman Sachs International

(0.185)/6 month EUR-EURIBOR-Reuters/Feb-23	Feb-18/0.185	EUR	23,824,000	30
(2.53)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.53		$21,883,700	4,596
(2.46)/3 month USD-LIBOR-BBA/Mar-38	Mar-18/2.46		9,382,600	10,978
(2.3025)/3 month USD-LIBOR-BBA/Oct-19	Oct-18/2.3025		69,500,800	47,261
(2.6825)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6825		21,883,700	68,934
(2.6925)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6925		43,767,400	160,189
(2.036)/6 month EUR-EURIBOR-Reuters/Jan-38	Jan-28/2.036	EUR	2,978,000	244,949
0.321/6 month EUR-EURIBOR-Reuters/Feb-23	Feb-18/0.321	EUR	23,824,000	251,123
2.036/6 month EUR-EURIBOR-Reuters/Jan-38	Jan-28/2.036	EUR	2,978,000	251,936
(1.6975)/3 month GBP-LIBOR-BBA/Oct-38	Oct-18/1.6975	GBP	11,912,000	426,552
2.53/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.53		$21,883,700	433,516
(2.01)/6 month EUR-EURIBOR-Reuters/Dec-37	Dec-27/2.01	EUR	5,956,000	479,618
2.01/6 month EUR-EURIBOR-Reuters/Dec-37	Dec-27/2.01	EUR	5,956,000	510,972

JPMorgan Chase Bank N.A.

(2.25)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25		$39,094,200	19,938
(1.919)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919		86,876,000	37,357
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00 Floor		10,748,000	120,378
(1.106)/3 month GBP-LIBOR-BBA/Nov-27	Nov-22/1.106	GBP	6,551,600	124,000
2.68/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.68		$21,884,000	182,294
2.77/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.77		69,500,800	208,502
2.25/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25		39,094,200	215,800
2.6225/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6225		29,178,300	329,131
1.919/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919		86,876,000	687,189
(1.733)/6 month EUR-EURIBOR-Reuters/Sep-39	Sep-19/1.733	EUR	11,912,000	715,503

Morgan Stanley & Co. International PLC

(0.189)/6 month EUR-EURIBOR-Reuters/Feb-23	Feb-18/0.189	EUR	23,824,000	30
(2.01)/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.01		$52,125,600	1,043
(2.58)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.58		21,883,700	17,945
(2.6575)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6575		29,178,300	60,399
2.41625/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.41625		34,750,400	64,983
2.315/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.315		34,750,400	99,734
2.30/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.30		34,750,400	104,251
2.5625/3 month USD-LIBOR-BBA/Apr-23	Apr-18/2.5625		29,780,000	211,736
0.325/6 month EUR-EURIBOR-Reuters/Feb-23	Feb-18/0.325	EUR	23,824,000	245,207
2.6575/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6575		$29,178,300	309,290
2.58/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.58		21,883,700	354,954
2.3675/3 month USD-LIBOR-BBA/Mar-23	Mar-18/2.3675		29,780,000	378,504

Total				$12,315,040

WRITTEN OPTIONS OUTSTANDING at 1/31/18 (premiums $1,432,266) (Unaudited)

Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/$98.73	$21,000,000	$21,000,000	$64,050
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/98.85	21,000,000	21,000,000	56,364
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/98.95	21,000,000	21,000,000	50,841
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/98.98	21,000,000	21,000,000	49,371
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/99.07	21,000,000	21,000,000	44,373
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/99.10	21,000,000	21,000,000	43,050
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/99.20	21,000,000	21,000,000	38,556
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/99.27	21,000,000	21,000,000	35,700
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/99.39	21,000,000	21,000,000	30,786
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/99.43	21,000,000	21,000,000	29,358
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/99.52	21,000,000	21,000,000	26,418
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/99.55	21,000,000	21,000,000	25,158
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/99.64	21,000,000	21,000,000	22,554
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/99.68	21,000,000	21,000,000	21,462
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.84	21,000,000	21,000,000	243,285
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.71	21,000,000	21,000,000	223,965
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.59	21,000,000	21,000,000	205,506
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.34	21,000,000	21,000,000	171,360
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.21	21,000,000	21,000,000	155,715
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.09	21,000,000	21,000,000	141,036

Total				$1,678,908

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/18 (Unaudited)

Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)

Bank of America N.A.
(2.203)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	$8,687,600	$(173,752)	$103,382
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	8,687,600	(339,685)	16,159
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	5,212,600	(183,744)	(35,550)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	5,212,600	(559,312)	(49,832)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	8,687,600	(339,685)	(88,005)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	5,212,600	(559,312)	(112,019)
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	5,212,600	(183,744)	(116,658)
2.203/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	8,687,600	(173,752)	(126,926)
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	5,212,600	470,958	256,877
(2.413)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	8,687,600	334,038	215,626
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	5,212,600	470,958	115,563
2.413/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	8,687,600	334,038	(117,456)

Barclays Bank PLC
(2.205)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	8,687,600	(173,752)	102,774
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	5,212,600	(72,716)	(10,165)
2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	5,212,600	(72,716)	(51,918)
2.205/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	8,687,600	(173,752)	(126,752)

Citibank, N.A.
(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	8,687,600	(339,685)	14,769
(2.34)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.34	1,026,000	(19,032)	11,861
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	1,026,000	(132,098)	7,110
2.637/3 month USD-LIBOR-BBA/Feb-28 (Purchased)	Feb-18/2.637	29,178,300	(57,627)	(9,629)
2.34/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.34	1,026,000	(19,032)	(9,901)
2.692/3 month USD-LIBOR-BBA/Feb-28 (Purchased)	Feb-18/2.692	29,178,300	(102,124)	(14,881)
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	1,026,000	(132,098)	(21,967)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	8,687,600	(339,685)	(86,963)
(2.42)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	8,687,600	334,473	214,584
(2.615)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.615	1,026,000	82,080	28,287
(2.747)/3 month USD-LIBOR-BBA/Feb-28 (Written)	Feb-18/2.747	29,178,300	159,751	13,422
2.615/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.615	1,026,000	82,080	(21,772)
2.42/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	8,687,600	332,735	(115,024)

Goldman Sachs International
(2.47)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.47	1,709,900	(60,701)	30,539
(2.7725)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.7725	1,709,900	(43,602)	20,656
(2.725)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	1,709,900	(137,048)	5,078
(3.005)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	1,709,900	(118,496)	2,685
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	1,042,500	(131,616)	(8,017)
3.005/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	1,709,900	(155,601)	(15,765)
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	1,042,500	(131,616)	(15,950)
2.725/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	1,709,900	(137,048)	(17,116)
2.47/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.47	1,709,900	(60,701)	(28,521)
2.7725/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.7725	1,709,900	(82,075)	(31,684)
(2.875)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.875	1,709,900	140,383	45,176
(2.584)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.584	1,709,900	102,338	40,850
2.875/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.875	1,709,900	72,158	(26,247)
2.584/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.584	1,709,900	102,338	(39,755)

JPMorgan Chase Bank N.A.
(2.553)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.553	1,026,000	(13,646)	10,496
(2.2525)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.2525	1,709,900	(106,014)	9,558
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	1,026,000	(110,090)	7,633
2.56/3 month USD-LIBOR-BBA/Feb-28 (Purchased)	Feb-18/2.56	29,178,300	(29,687)	2,655
2.2525/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.2525	1,709,900	(20,519)	1,402
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,709,900	(98,832)	787
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,709,900	(177,830)	(10,943)
2.553/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.553	1,026,000	(25,137)	(12,497)
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	1,026,000	(158,620)	(28,441)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	5,212,600	(727,809)	(138,655)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	5,212,600	(727,809)	(161,174)
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	5,212,600	494,936	224,455
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	5,212,600	494,936	161,434
(2.826)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.826	1,026,000	112,963	39,091
2.36/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.36	1,709,900	186,379	1,197
2.9775/3 month USD-LIBOR-BBA/Feb-28 (Written)	Feb-18/2.9775	29,178,300	29,687	(467)
(2.36)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.36	1,709,900	28,213	(13,047)
2.826/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.826	1,026,000	57,559	(20,602)

Morgan Stanley & Co. International PLC
(2.834)/3 month USD-LIBOR-BBA/Feb-28 (Purchased)	Feb-18/2.834	43,767,400	(140,056)	18,820
(2.155)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.155	1,026,000	(25,650)	11,850
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	1,026,000	(157,183)	3,160
2.155/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.155	1,026,000	(13,441)	(6,700)
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	1,026,000	(110,398)	(15,739)
2.646/3 month USD-LIBOR-BBA/Feb-28 (Purchased)	Feb-18/2.646	43,767,400	(135,679)	(22,321)
(2.43)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.43	1,026,000	57,046	17,103
(2.74)/3 month USD-LIBOR-BBA/Feb-28 (Written)	Feb-18/2.74	21,883,700	137,867	15,100
2.43/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.43	1,026,000	112,450	(17,934)
2.74/3 month USD-LIBOR-BBA/Feb-28 (Written)	Feb-18/2.74	21,883,700	137,867	(19,039)

Unrealized appreciation				1,770,139

Unrealized (depreciation)				(1,766,032)

Total				$4,107

TBA SALE COMMITMENTS OUTSTANDING at 1/31/18 (proceeds receivable $106,508,086) (Unaudited)

Agency	Principal amount	Settlement date	Value

Federal National Mortgage Association, 4.50%, 2/1/48	$6,000,000	2/13/18	$6,324,312
Federal National Mortgage Association, 4.00%, 2/1/48	5,000,000	2/13/18	5,164,402
Federal National Mortgage Association, 3.50%, 2/1/48	47,000,000	2/13/18	47,440,150
Federal National Mortgage Association, 3.00%, 3/1/48	14,000,000	3/13/18	13,700,859
Federal National Mortgage Association, 3.00%, 2/1/48	9,000,000	2/13/18	8,821,406
Federal National Mortgage Association, 2.50%, 2/1/48	26,000,000	2/13/18	24,527,344

Total			$105,978,473

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/18 (Unaudited)

Swap counterparty/notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

JPMorgan Chase Bank N.A.
MYR	7,675,000	$2,166	$—	12/12/22	3.925% — Quarterly	3 month MYR-KLIBOR-BNM— Quarterly	$(3,491)

	Upfront premium received		—		Unrealized appreciation		—

	Upfront premium (paid)		—		Unrealized (depreciation)		(3,491)

		Total	$—			Total	$(3,491)

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/18 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$5,844,000	$38,699	(E)	$(42)	10/27/27	3 month USD-LIBOR-BBA — Quarterly	2.74875% — Semiannually	$(38,741)
		21,869,900	650,892		165,921	2/1/28	3 month USD-LIBOR-BBA — Quarterly	2.412% — Semiannually	(484,971)
		43,739,800	859,268		(166,791)	2/1/28	2.526% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	692,477
		7,861,000	253,863	(E)	175,738	3/21/28	3 month USD-LIBOR-BBA — Quarterly	2.40% — Semiannually	(78,125)
		117,761,100	701,032	(E)	(173,262)	3/21/20	2.10% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	527,769
		144,169,100	2,223,520	(E)	(1,013,598)	3/21/23	2.30% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,209,930
		73,078,500	2,036,844	(E)	(215,657)	3/21/28	2.45% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,821,187
		3,156,200	183,066	(E)	47,554	3/21/48	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	(135,512)
		62,505,000	1,110,776	(E)	(518,067)	3/21/23	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	592,709
		34,750,400	341,145		59,484	1/30/28	3 month USD-LIBOR-BBA — Quarterly	2.63625% — Semiannually	(282,527)
		12,857,600	294,490		(105)	1/30/28	2.48875% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	294,759
		12,163,000	297,921	(E)	(99)	2/26/28	2.48% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	297,821
		4,220,700	122,223		(60)	1/31/28	2.42% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	122,371
		7,559,000	204,040		(100)	1/4/28	3 month USD-LIBOR-BBA — Quarterly	2.43766% — Semiannually	(200,297)
		7,559,000	220,058		(100)	1/4/28	3 month USD-LIBOR-BBA — Quarterly	2.41363% — Semiannually	(216,451)
		2,184,000	60,698	(E)	(31)	2/7/28	2.43625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	60,667
		4,814,400	134,370	(E)	(68)	3/7/28	2.445% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	134,302
		9,045,300	222,297	(E)	(128)	2/7/28	2.4725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	222,169
		7,623,000	193,068		(101)	1/10/28	3 month USD-LIBOR-BBA — Quarterly	2.4573% — Semiannually	(190,199)
		16,048,000	389,308	(E)	(227)	2/12/28	2.478% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	389,081
		9,246,000	196,940		(123)	1/11/28	2.50289% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	193,154
		26,400,000	79,834		(100)	1/11/20	2.15979% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	74,308
		5,846,000	120,591		(78)	1/11/28	3 month USD-LIBOR-BBA — Quarterly	2.5105% — Semiannually	(118,328)
		7,149,000	140,907	(E)	(101)	2/15/28	2.53% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	140,806
		9,045,000	131,912	(E)	(128)	2/27/28	2.592% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	131,784
		5,227,500	80,995		(69)	1/12/28	3 month USD-LIBOR-BBA — Quarterly	2.56885% — Semiannually	(78,940)
		16,777,500	252,552		(222)	1/19/28	2.575% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	248,465
		5,227,500	95,135		(69)	1/12/28	3 month USD-LIBOR-BBA — Quarterly	2.53822% — Semiannually	(93,165)
		8,097,000	140,305		(107)	1/16/28	3 month USD-LIBOR-BBA — Quarterly	2.54874% — Semiannually	(138,009)
		8,097,000	145,697		(107)	1/16/28	3 month USD-LIBOR-BBA — Quarterly	2.54121% — Semiannually	(143,427)
		5,089,000	90,131		(67)	1/16/28	3 month USD-LIBOR-BBA — Quarterly	2.54441% — Semiannually	(88,697)
		5,089,000	87,663		(67)	1/16/28	3 month USD-LIBOR-BBA — Quarterly	2.54989% — Semiannually	(86,217)
		17,375,200	46,531	(E)	(66)	4/16/20	2.30% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	46,465
		12,162,600	37,327	(E)	(46)	7/16/20	3 month USD-LIBOR-BBA — Quarterly	2.37625% — Semiannually	(37,373)
		3,336,000	54,494		(44)	1/16/28	3 month USD-LIBOR-BBA — Quarterly	2.56% — Semiannually	(53,532)
		30,357,000	68,394		(114)	1/16/20	2.2035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	63,636
		17,375,200	42,726	(E)	(66)	4/18/20	2.315% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	42,660
		12,162,600	35,649	(E)	(46)	7/18/20	3 month USD-LIBOR-BBA — Quarterly	2.38625% — Semiannually	(35,694)
		18,070,000	70,365	(E)	(68)	1/18/21	2.47% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	70,296
		5,560,000	16,969	(E)	(21)	7/18/20	3 month USD-LIBOR-BBA — Quarterly	2.38% — Semiannually	(16,990)
		18,708,000	37,996		(71)	1/18/20	2.21964% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	35,546
		5,908,200	105,402		(78)	1/18/28	3 month USD-LIBOR-BBA — Quarterly	2.54325% — Semiannually	(104,039)
		5,908,200	103,139		(78)	1/18/28	3 month USD-LIBOR-BBA — Quarterly	2.54758% — Semiannually	(101,767)
		5,908,200	100,049		(78)	1/18/28	3 month USD-LIBOR-BBA — Quarterly	2.5535% — Semiannually	(98,664)
		5,908,200	100,569		(78)	1/18/28	3 month USD-LIBOR-BBA — Quarterly	2.5525% — Semiannually	(99,186)
		7,639,000	13,147		(29)	1/19/20	2.2365% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	12,221
		13,554,600	213,024	(E)	(192)	2/5/28	2.572% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	212,832
		6,091,000	92,224		(81)	1/19/28	2.574% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	90,742
		3,690,000	53,749		(49)	1/19/28	2.5805% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	52,843
		14,478,000	177,558		(192)	1/22/28	2.607% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	174,947
		5,433,000	62,300		(72)	1/22/28	2.616% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	61,308
		5,101,000	40,385		(68)	1/23/28	2.656% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	39,531
		5,101,000	42,874		(68)	1/23/28	2.6505% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	42,026
		4,670,000	28,711		(62)	1/23/28	2.67597% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	27,909
		6,751,000	23,196		(90)	1/24/28	2.7065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	22,166
		1,605,000	10,537	(E)	(23)	2/27/28	2.6825% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	10,514
		13,112,000	18,095		(49)	1/26/20	2.25885% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	17,761
		13,112,000	17,439		(49)	1/26/20	2.26143% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	17,101
		8,499,500	51,736		(113)	1/26/28	3 month USD-LIBOR-BBA — Quarterly	2.677% — Semiannually	(51,172)
		8,499,500	52,119		(113)	1/26/28	3 month USD-LIBOR-BBA — Quarterly	2.6765% — Semiannually	(51,555)
		4,158,000	27,784		(55)	1/30/28	3 month USD-LIBOR-BBA — Quarterly	2.67158% — Semiannually	(27,938)
		27,911,000	13,286		(105)	1/30/20	2.30833% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	14,131
		3,209,600	17,881	(E)	(45)	2/28/28	2.6925% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	17,835
		17,722,700	13,682	(E)	(67)	4/30/20	2.41625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	13,615
		12,857,600	11,379	(E)	(48)	7/30/20	3 month USD-LIBOR-BBA — Quarterly	2.502% — Semiannually	(11,427)
		14,595,200	79,398		(194)	1/31/28	3 month USD-LIBOR-BBA — Quarterly	2.685% — Semiannually	(80,310)
		2,189,300	12,680	(E)	(31)	2/28/28	2.69% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	12,649
		11,159,000	64,320		(148)	1/30/28	2.68193% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	64,437
		11,184,000	7,739		(148)	1/31/28	2.7385% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	8,142
		4,242,000	17,269		(56)	2/1/28	3 month USD-LIBOR-BBA — Quarterly	2.7015% — Semiannually	(17,325)
		2,480,200	1,721	(E)	(35)	2/22/28	2.747% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,686
		8,991,700	18,577		(119)	2/2/28	2.7235% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	18,458
		8,991,700	7,562		(119)	2/2/28	2.7373% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	7,443
		8,991,700	6,204		(119)	2/2/28	2.739% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	6,085
		6,825,700	1,392	(E)	(97)	3/2/28	2.76% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,489)
		2,503,000	1,602		(33)	2/2/28	3 month USD-LIBOR-BBA — Quarterly	2.754% — Semiannually	1,569
		2,503,000	2,936		(33)	2/2/28	3 month USD-LIBOR-BBA — Quarterly	2.76% — Semiannually	2,903
		11,832,000	27,190		(157)	2/2/28	3 month USD-LIBOR-BBA — Quarterly	2.77268% — Semiannually	27,033
		11,832,000	4,567		(157)	2/2/28	3 month USD-LIBOR-BBA — Quarterly	2.74243% — Semiannually	(4,724)
		11,832,000	1,325		(157)	2/2/28	3 month USD-LIBOR-BBA — Quarterly	2.74804% — Semiannually	1,168
	AUD	6,173,000	34,461		(19)	11/3/22	2.427% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	28,583
	AUD	6,173,000	29,656		(19)	11/15/22	2.4525% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	24,395
	AUD	46,822,000	429,094	(E)	(216,548)	3/21/23	2.40% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	212,546
	AUD	13,000	234	(E)	(258)	3/21/28	2.75% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(24)
	BRL	15,977,175	140,033		(44)	1/2/23	Brazil Cetip DI Interbank Deposit Rate — At maturity	0.00% — At maturity	137,854
	BRL	7,232,528	335,852		(19)	1/2/23	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	(335,870)
	BRL	8,077,894	191,268		(21)	1/2/23	Brazil Cetip DI Interbank Deposit Rate — At maturity	0.00% — At maturity	190,304
	BRL	30,867,661	255,874		(37)	1/2/19	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	(252,306)
	BRL	8,116,678	84,012		(32)	1/2/23	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	(83,142)
	BRL	13,609,979	14,584		(42)	1/4/21	Brazil Cetip DI Interbank Deposit Rate — At maturity	0.00% — At maturity	14,542
	BRL	35,818,225	47,522		(2)	1/2/19	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	(44,040)
	BRL	11,162,459	65,265		(38)	1/4/21	Brazil Cetip DI Interbank Deposit Rate — At maturity	0.00% — At maturity	65,227
	BRL	31,283,504	41,525		(38)	1/2/19	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	(38,846)
	CAD	6,054,000	96,273		(19)	11/2/22	3 month CAD-BA-CDOR — Semiannually	2.02% — Semiannually	(89,174)
	CAD	6,054,000	89,673		(19)	11/14/22	3 month CAD-BA-CDOR — Semiannually	2.0525% — Semiannually	(83,079)
	CAD	21,566,000	330,521	(E)	(1,126)	3/21/23	3 month CAD-BA-CDOR — Semiannually	2.10% — Semiannually	(331,646)
	CAD	10,495,000	281,693	(E)	(167,653)	3/21/28	2.30% — Semiannually	3 month CAD-BA-CDOR — Semiannually	114,039
	CHF	15,844,000	749		(37)	9/29/19	—	0.528% plus 6 month CHF-LIBOR-BBA — Semiannually	(6,811)
	CHF	15,844,000	562		(37)	10/2/19	—	0.526% plus 6 month CHF-LIBOR-BBA — Semiannually	(6,940)
	CHF	33,008,000	5,355		(77)	10/6/19	—	0.53% plus 6 month CHF-LIBOR-BBA — Semiannually	(9,335)
	CHF	13,240,000	147,841	(E)	(33,778)	3/21/23	—	0.15% plus 6 month CHF-LIBOR-BBA — Semiannually	114,063
	CHF	905,000	23,075	(E)	23,319	3/21/28	6 month CHF-LIBOR-BBA — Semiannually	0.25%— Annually	243
	CHF	33,077,000	2,736		(130)	1/25/20	—	0.455% plus 6 month CHF-LIBOR-BBA — Semiannually	(4,601)
	EUR	6,379,000	2,447	(E)	(25)	2/18/20	—	0.124% plus 1 Day Euribor rate — Annually	2,422
	EUR	6,379,000	832	(E)	(25)	2/18/20	—	0.104% plus 1 Day Euribor rate — Annually	806
	EUR	15,267,000	101,503		(134)	5/4/22	0.21% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	61,445
	EUR	4,398,000	12,002	(E)	(37)	10/27/27	1.61375% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	11,964
	EUR	1,927,000	6,383	(E)	(41)	12/20/47	1.85% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	6,342
	EUR	2,637,000	2,377	(E)	(56)	12/20/67	6 month EUR-EURIBOR-REUTERS — Semiannually	1.41% — Annually	2,321
	EUR	74,000	1,204	(E)	1,198	3/21/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.25% — Annually	(6)
	EUR	33,264,000	987,581	(E)	50,592	3/21/28	6 month EUR-EURIBOR-REUTERS — Semiannually	0.85% — Annually	(936,991)
	EUR	7,417,000	40,674		(73)	1/24/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.378% — Annually	(39,506)
	EUR	1,905,000	20,250		(31)	1/24/28	0.976% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	19,626
	EUR	9,209,000	2,058		(42)	1/24/20	—	0.14% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	1,624
	EUR	9,263,000	736		(43)	1/30/20	—	0.1249% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(917)
	EUR	7,453,000	12,566		(75)	1/30/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.4419%— Annually	(12,385)
	EUR	1,910,000	15,390		(32)	1/30/28	0.9987% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	15,256
	GBP	2,903,000	10,700	(E)	(54)	1/19/32	1.912% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(10,754)
	GBP	13,203,000	29,582		(41)	9/15/19	6 month GBP-LIBOR-BBA — Semiannually	0.766% — Semiannually	(9,737)
	GBP	2,641,000	12,686	(E)	(32)	9/22/32	1.863% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	12,653
	GBP	13,203,000	24,051		16,393	12/20/19	6 month GBP-LIBOR-BBA — Semiannually	0.85% — Semiannually	(1,746)
	GBP	7,696,000	133,617	(E)	(16,277)	3/21/23	1.10% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	117,341
	GBP	3,643,000	121,089	(E)	137	3/21/28	1.35% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	121,226
	INR	129,765,000	6,957		—	12/22/22	6.715% — Semiannually	INR-FBIL-MIBOR-OIS-Compound — Semiannually	(10,190)
	JPY	726,000,000	16,206		(26)	12/19/22	6 month JPY-LIBOR-BBA — Semiannually	0.09% — Semiannually	(15,675)
	JPY	364,000,000	19,512		(24)	12/19/27	0.29% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	18,423
	JPY	726,000,000	2,747		(53)	1/15/23	6 month JPY-LIBOR-BBA — Semiannually	0.135% — Semiannually	(2,465)
	JPY	364,000,000	3,771		(43)	1/15/28	0.365% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(4,336)
	KRW	1,037,520,000	21,385		(13)	12/13/27	2.1725% — Quarterly	3 month KRW-CD-KSDA-BLOOMBERG — Quarterly	20,692
	MXN	77,451,000	423,381		—	1/1/26	1 month MXN-TIIE-BANXICO — 28 Days	6.16% — 28 Days	(426,920)
	MXN	56,425,000	173,413		—	10/6/21	1 month MXN-TIIE-BANXICO — 28 Days	5.93% — 28 Days	(173,557)
	MXN	16,650,000	13,276		(11)	12/24/26	8.12% — 28 Days	1 month MXN-TIIE-BANXICO — 28 Days	(13,626)
	MXN	16,160,000	17,391		(10)	1/7/27	8.20% — 28 Days	1 month MXN-TIIE-BANXICO — 28 Days	(17,593)
	NOK	151,393,000	374,943	(E)	(134,602)	3/21/23	1.40% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	240,340
	NOK	27,912,000	97,681	(E)	(4,344)	3/21/28	6 month NOK-NIBOR-NIBR — Semiannually	1.90% — Annually	(102,025)
	NZD	12,885,000	66,270	(E)	(42,415)	3/21/28	3 month NZD-BBR-FRA — Quarterly	3.20% — Semiannually	(108,685)
	NZD	9,210,000	20,715	(E)	(14,817)	3/21/23	2.70% — Semiannually	3 month NZD-BBR-FRA — Quarterly	5,898
	SEK	92,865,000	17,949		(25)	11/10/19	—	0.245% plus 3 month SEK-STIBOR-SIDE — Quarterly	10,455
	SEK	19,026,000	53,906		(16)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.125% — Annually	(45,293)
	SEK	92,865,000	18,161		(25)	11/10/19	—	0.246% plus 3 month SEK-STIBOR-SIDE — Quarterly	10,692
	SEK	19,026,000	52,783		(16)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.13% — Annually	(44,145)
	SEK	92,865,000	13,294		(25)	11/13/19	—	0.2225% plus 3 month SEK-STIBOR-SIDE — Quarterly	5,512
	SEK	19,026,000	46,383		(16)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.16% — Annually	(37,908)
	SEK	19,026,000	46,945		(16)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.1575% — Annually	(38,483)
	SEK	92,865,000	14,873		(25)	11/13/19	—	0.23% plus 3 month SEK-STIBOR-SIDE — Quarterly	7,274
	SEK	87,529,000	173,605	(E)	(140,853)	3/21/23	0.40% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	32,752
	SEK	52,114,000	174,181	(E)	24,074	3/21/28	3 month SEK-STIBOR-SIDE — Quarterly	1.15% — Annually	(150,107)
	SEK	19,043,000	12,347		(31)	1/24/28	3 month SEK-STIBOR-SIDE — Quarterly	1.3325% — Annually	(11,472)
	SEK	73,397,000	21,526		(74)	1/24/23	0.6075% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	19,269
	SEK	90,725,000	2,498		(42)	1/24/20	0.0925% plus 3 month SEK-STIBOR-SIDE — Quarterly	—	3,593
	SEK	89,360,000	3,300		(43)	1/30/20	0.085% plus 3 month SEK-STIBOR-SIDE — Quarterly	—	3,562
	SEK	72,353,000	5,270		(74)	1/30/23	0.66875% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(5,783)
	SEK	18,844,000	2,310		(32)	1/30/28	3 month SEK-STIBOR-SIDE — Quarterly	1.3775% — Annually	(2,180)
	ZAR	70,680,000	57,153		(11)	10/31/20	3 month ZAR-JIBAR-SAFEX — Quarterly	7.48% — Quarterly	57,211
	ZAR	27,190,000	59,926		(14)	10/31/27	8.365% — Quarterly	3 month ZAR-JIBAR-SAFEX — Quarterly	(60,022)
	ZAR	59,075,000	9,540		(31)	1/25/21	3 month ZAR-JIBAR-SAFEX — Quarterly	7.06% — Quarterly	(9,640)
	ZAR	22,625,000	10,814		(25)	1/25/28	7.92% — Quarterly	3 month ZAR-JIBAR-SAFEX — Quarterly	10,502

	Total				$(2,304,054)				$3,367,662

(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/18 (Unaudited)

Swap counterparty/notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

Bank of America N.A.
$109,848	$113,659	$—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	$4,852
Barclays Bank PLC
82,807	82,046	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(632)
1,403,351	1,395,753	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(5,688)
808,952	801,714	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(6,306)
155,867	156,760	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	2,769
1,039,529	1,030,229	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(8,104)
58,012	58,815	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,325
34,848	34,807	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	375
4,302,934	4,264,434	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(33,544)
612,837	609,519	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(2,484)
776,152	771,949	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(3,146)
2,415,067	2,407,404	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	2,995
104,753	106,592	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	2,943
66,439	67,605	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	1,867
121,339	121,197	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	1,307
3,917,057	3,898,421	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(12,480)
31,838,092	31,686,787	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(101,350)
9,237,461	9,217,537	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	557
Citibank, N.A.
674,047	670,844	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(2,146)
559,457	556,798	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(1,781)
Credit Suisse International
805,553	801,725	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(2,564)
2,454,215	2,448,922	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	148
460,263	468,343	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	12,932
465,308	477,288	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(16,902)
495,144	507,892	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(17,986)
1,024,172	1,042,152	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	28,775
101,118	103,242	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	2,934
265,109	276,229	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	13,240
959,427	1,007,266	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	55,987
Goldman Sachs International
442,667	442,151	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	4,769
341,481	341,082	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	3,679
972,593	978,165	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	17,279
428,917	428,417	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	4,621
3,936,538	3,917,831	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(12,531)
2,293,955	2,289,007	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	138
861,798	859,939	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	52
12,993	13,068	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	231
387,090	389,307	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	6,877
3,142,541	3,135,762	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	190
139,195	138,895	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	8
371,200	370,399	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	22
146,512	146,341	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	1,578
485,118	484,552	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	5,226
698,096	702,095	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	12,402
634,223	650,551	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(23,038)
326,946	331,621	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(7,179)
58,012	58,815	—	1/12/40	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,325)
109,848	113,659	—	1/12/41	(4.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(4,852)
JPMorgan Chase Bank N.A.
634,266	650,595	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(23,039)
JPMorgan Securities LLC
480,951	504,932	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	28,066
101,118	103,242	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(2,934)
265,109	276,229	—	1/12/45	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(13,240)
1,440,378	1,512,197	—	1/12/44	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(84,053)
1,078,629	1,097,565	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(30,305)

Upfront premium received		—			Unrealized appreciation	218,144

Upfront premium (paid)		—			Unrealized (depreciation)	(417,609)

	Total	$—			Total	$(199,465)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/18 (Unaudited)

Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

EUR	9,778,000	$159,858	$—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$159,858
EUR	9,778,000	263,447	—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(263,447)
EUR	3,667,000	59,696	(48)	8/15/27	(1.42%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	59,648
EUR	3,667,000	109,398	(88)	8/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(109,487)
EUR	6,111,000	93,542	(79)	8/15/27	(1.4275%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	93,463
EUR	6,111,000	176,362	(146)	8/15/37	1.7138% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(176,510)
EUR	4,889,000	67,382	(63)	9/15/27	(1.4475%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	67,319
EUR	4,889,000	121,059	(118)	9/15/37	1.735% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(121,177)
	$3,952,000	57,731	—	7/3/22	(1.9225%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	57,731
	3,952,000	87,841	—	7/3/27	2.085% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(87,841)
	4,547,000	74,157	—	7/5/22	(1.89%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	74,157
	4,547,000	116,899	—	7/5/27	2.05% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(116,899)
	4,400,000	32,864	(27)	12/21/22	(2.068%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	32,837
	4,400,000	55,387	(48)	12/21/27	2.1939% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(55,435)
	4,400,000	34,989	(27)	12/6/22	(2.05%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	34,962
	4,400,000	54,991	(48)	12/6/27	2.19% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(55,039)

Total			$(692)				$(405,860)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/18 (Unaudited)

	Swap counterparty/referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$11,962	$175,000	$25,953	5/11/63	300 bp — Monthly	$(13,889)
	CMBX NA BBB-.6 Index	BBB-/P	22,719	377,000	55,909	5/11/63	300 bp — Monthly	(32,970)
	CMBX NA BBB-.6 Index	BBB-/P	46,609	755,000	111,967	5/11/63	300 bp — Monthly	(64,917)
	CMBX NA BBB-.6 Index	BBB-/P	44,403	779,000	115,526	5/11/63	300 bp — Monthly	(70,668)

	Citigroup Global Markets, Inc.
	CMBX NA BBB-.6 Index	BBB-/P	1,695	10,000	1,483	5/11/63	300 bp — Monthly	218

	Credit Suisse International
	CMBX NA BBB-.6 Index	BBB-/P	9,148	59,000	8,750	5/11/63	300 bp — Monthly	432
	CMBX NA BBB-.6 Index	BBB-/P	10,620	76,000	11,271	5/11/63	300 bp — Monthly	(606)
	CMBX NA A.6 Index	A/P	241,520	4,759,000	197,499	5/11/63	200 bp — Monthly	45,872
	CMBX NA BBB-.6 Index	BBB-/P	13,202	78,000	11,567	5/11/63	300 bp — Monthly	1,680
	CMBX NA BBB-.6 Index	BBB-/P	32,799	259,000	38,410	5/11/63	300 bp — Monthly	(5,459)
	CMBX NA BBB-.6 Index	BBB-/P	30,945	270,000	40,041	5/11/63	300 bp — Monthly	(8,938)
	CMBX NA BBB-.6 Index	BBB-/P	67,594	448,000	66,438	5/11/63	300 bp — Monthly	1,417
	CMBX NA BBB-.6 Index	BBB-/P	63,670	555,000	82,307	5/11/63	300 bp — Monthly	(18,313)
	CMBX NA BBB-.6 Index	BBB-/P	168,833	1,119,000	165,948	5/11/63	300 bp — Monthly	3,538
	CMBX NA BBB-.6 Index	BBB-/P	1,278,238	11,955,000	1,772,927	5/11/63	300 bp — Monthly	(487,715)
	CMBX NA BBB-.7 Index	BBB-/P	283,390	3,834,000	399,119	1/17/47	300 bp — Monthly	(113,493)

	Goldman Sachs International
	CMBX NA BBB-.6 Index	BBB-/P	5,267	34,000	5,042	5/11/63	300 bp — Monthly	245
	CMBX NA A.6 Index	A/P	30,488	546,000	22,659	5/11/63	200 bp — Monthly	8,041
	CMBX NA BBB-.6 Index	BBB-/P	334	3,000	445	5/11/63	300 bp — Monthly	(109)
	CMBX NA BBB-.6 Index	BBB-/P	332	4,000	593	5/11/63	300 bp — Monthly	(259)
	CMBX NA BBB-.6 Index	BBB-/P	5,354	62,000	9,195	5/11/63	300 bp — Monthly	(3,805)
	CMBX NA BBB-.6 Index	BBB-/P	12,793	87,000	12,902	5/11/63	300 bp — Monthly	(59)
	CMBX NA BBB-.6 Index	BBB-/P	11,157	141,000	20,910	5/11/63	300 bp — Monthly	(9,671)
	CMBX NA BBB-.6 Index	BBB-/P	12,101	232,000	34,406	5/11/63	300 bp — Monthly	(22,169)
	CMBX NA BBB-.6 Index	BBB-/P	12,188	250,000	37,075	5/11/63	300 bp — Monthly	(24,742)
	CMBX NA BBB-.6 Index	BBB-/P	12,401	250,000	37,075	5/11/63	300 bp — Monthly	(24,529)
	CMBX NA BBB-.6 Index	BBB-/P	19,280	283,000	41,969	5/11/63	300 bp — Monthly	(22,524)
	CMBX NA BBB-.6 Index	BBB-/P	42,492	349,000	51,757	5/11/63	300 bp — Monthly	(9,061)
	CMBX NA BBB-.6 Index	BBB-/P	54,707	363,000	53,833	5/11/63	300 bp — Monthly	1,086
	CMBX NA BBB-.6 Index	BBB-/P	207,983	1,760,000	261,008	5/11/63	300 bp — Monthly	(51,998)
	CMBX NA BBB-.6 Index	BBB-/P	208,701	1,760,000	261,008	5/11/63	300 bp — Monthly	(51,280)
	CMBX NA BBB-.6 Index	BBB-/P	102,567	2,120,000	314,396	5/11/63	300 bp — Monthly	(210,592)
	CMBX NA BBB-.6 Index	BBB-/P	297,066	2,586,000	383,504	5/11/63	300 bp — Monthly	(84,930)

	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	9,850	350,000	14,525	5/11/63	200 bp — Monthly	(4,539)
	CMBX NA A.6 Index	A/P	23,884	448,000	18,592	5/11/63	200 bp — Monthly	5,466
	CMBX NA A.6 Index	A/P	30,125	556,000	23,074	5/11/63	200 bp — Monthly	7,267
	CMBX NA A.6 Index	A/P	58,305	1,074,000	44,571	5/11/63	200 bp — Monthly	14,152
	CMBX NA BBB-.6 Index	BBB-/P	454	4,000	593	5/11/63	300 bp — Monthly	(137)
	CMBX NA BBB-.6 Index	BBB-/P	2,242	15,000	2,225	5/11/63	300 bp — Monthly	26
	CMBX NA BBB-.6 Index	BBB-/P	8,560	58,000	8,601	5/11/63	300 bp — Monthly	(7)
	CMBX NA BBB-.6 Index	BBB-/P	17,135	113,000	16,758	5/11/63	300 bp — Monthly	443
	CMBX NA BBB-.6 Index	BBB-/P	15,625	125,000	18,538	5/11/63	300 bp — Monthly	(2,840)
	CMBX NA BBB-.6 Index	BBB-/P	16,863	148,000	21,948	5/11/63	300 bp — Monthly	(4,999)
	CMBX NA BBB-.6 Index	BBB-/P	28,591	189,000	28,029	5/11/63	300 bp — Monthly	672
	CMBX NA BBB-.6 Index	BBB-/P	36,053	212,000	31,440	5/11/63	300 bp — Monthly	4,738
	CMBX NA BBB-.6 Index	BBB-/P	36,352	212,000	31,440	5/11/63	300 bp — Monthly	5,036
	CMBX NA BBB-.6 Index	BBB-/P	33,799	286,000	42,414	5/11/63	300 bp — Monthly	(8,448)
	CMBX NA BBB-.6 Index	BBB-/P	50,142	315,000	46,715	5/11/63	300 bp — Monthly	3,611
	CMBX NA BBB-.6 Index	BBB-/P	40,407	369,000	54,723	5/11/63	300 bp — Monthly	(14,100)
	CMBX NA BBB-.6 Index	BBB-/P	51,975	434,000	64,362	5/11/63	300 bp — Monthly	(12,134)
	CMBX NA BBB-.6 Index	BBB-/P	356,703	2,954,000	438,078	5/11/63	300 bp — Monthly	(79,652)
	CMBX NA BBB-.6 Index	BBB-/P	1,459,334	8,295,000	1,230,149	5/11/63	300 bp — Monthly	234,026

	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	1,695	10,000	1,483	5/11/63	300 bp — Monthly	218

	Upfront premium received		5,640,652				Unrealized appreciation	338,184

	Upfront premium (paid)		—				Unrealized (depreciation)	(1,459,552)

	Total		$5,640,652				Total	$(1,121,368)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2018. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/18 (Unaudited)

	Swap counterparty/referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA BB.7 Index	$(40,986)	$251,000	$45,933	1/17/47	(500 bp) — Monthly	$4,703
	CMBX NA BB.7 Index	(39,421)	251,000	45,933	1/17/47	(500 bp) — Monthly	6,268

	Credit Suisse International
	CMBX NA BB.7 Index	(82,372)	4,667,000	1,123,814	5/11/63	(500 bp) — Monthly	1,036,903

	Goldman Sachs International
	CMBX NA BB.6 Index	(221,273)	2,163,000	520,850	5/11/63	(500 bp) — Monthly	297,168
	CMBX NA BB.7 Index	(62,952)	416,000	76,128	1/17/47	(500 bp) — Monthly	12,771
	CMBX NA BB.6 Index	(77,729)	532,000	128,106	5/11/63	(500 bp) — Monthly	49,859
	CMBX NA BB.7 Index	(457,674)	2,707,000	495,381	1/17/47	(500 bp) — Monthly	35,075
	CMBX NA BB.7 Index	(104,860)	640,000	117,120	1/17/47	(500 bp) — Monthly	11,638
	CMBX NA BBB-.7 Index	(174,279)	2,143,000	223,086	1/17/47	(300 bp) — Monthly	47,558
	CMBX NA BBB-.7 Index	(9,501)	141,000	14,678	1/17/47	(300 bp) — Monthly	5,095
	CMBX NA BBB-.7 Index	(4,210)	62,000	6,454	1/17/47	(300 bp) — Monthly	2,208
	CMBX NA BBB-.7 Index	(3,657)	53,000	5,517	1/17/47	(300 bp) — Monthly	1,830
	CMBX NA BBB-.7 Index	(312)	3,000	312	1/17/47	(300 bp) — Monthly	(1)

	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(79,207)	506,000	92,598	1/17/47	(500 bp) — Monthly	12,899
	CMBX NA BB.7 Index	(57,775)	321,000	58,743	1/17/47	(500 bp) — Monthly	656
	CMBX NA BB.7 Index	(52,133)	321,000	58,743	1/17/47	(500 bp) — Monthly	6,298
	CMBX NA BB.7 Index	(39,421)	251,000	45,933	1/17/47	(500 bp) — Monthly	6,268
	CMBX NA BBB-.7 Index	(146,537)	1,591,000	165,623	1/17/47	(300 bp) — Monthly	18,158
	CMBX NA BBB-.7 Index	(52,911)	636,000	66,208	1/17/47	(300 bp) — Monthly	12,926
	CMBX NA BBB-.7 Index	(24,838)	314,000	32,687	1/17/47	(300 bp) — Monthly	7,666
	CMBX NA BBB-.7 Index	(377)	7,000	729	1/17/47	(300 bp) — Monthly	348

	Merrill Lynch InternationaL
	CMBX NA BB.7 Index	(57,102)	315,000	57,645	1/17/47	(500 bp) — Monthly	543

	Upfront premium received	—				Unrealized appreciation	1,576,838

	Upfront premium (paid)	(1,789,527)				Unrealized (depreciation)	(1)

	Total	$(1,789,527)				Total	$1,576,837

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/18 (Unaudited)

	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 29 Index	$676,252	$9,077,000	$759,518	12/20/22	(500 bp) — Quarterly	$(137,475)

	Total	$676,252					$(137,475)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2017 through January 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $454,374,803.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/18
Short-term investments
	Putnam Short Term Investment Fund**	$41,138,535	$115,559,621	$120,698,677	$134,644	$35,999,479

	Total Short-term investments	$41,138,535	$115,559,621	$120,698,677	$134,644	$35,999,479
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $193,240.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $7,757,801.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $12,945,954.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $118,295,412 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $191,707 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $8,189,249 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $7,757,801 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$36,186	$—	$—
Total common stocks	36,186	—	—
Asset-backed securities	—	5,771,667	—
Corporate bonds and notes	—	125,310,189	—
Foreign government and agency bonds and notes	—	22,841,298	—
Mortgage-backed securities	—	192,558,412	—
Purchased options outstanding	—	1,498,287	—
Purchased swap options outstanding	—	9,591,557	—
Senior loans	—	34,727,671	—
U.S. government and agency mortgage obligations	—	167,240,456	—
U.S. treasury obligations	—	130,996	—
Short-term investments	36,109,479	50,568,345	—

Totals by level	$36,145,665	$610,238,878	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,261,499)	$—
Futures contracts	(33,381)	—	—
Written options outstanding	—	(1,678,908)	—
Written swap options outstanding	—	(12,315,040)	—
Forward premium swap option contracts	—	4,107	—
TBA sale commitments	—	(105,978,473)	—
Interest rate swap contracts	—	5,668,225	—
Total return swap contracts	—	(604,633)	—
Credit default contracts	—	(4,209,383)	—

Totals by level	$(33,381)	$(120,375,604)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$3,366,364	$7,575,747
Foreign exchange contracts	2,368,915	3,630,414
Interest rate contracts	26,635,068	24,504,854

Total	$32,370,347	$35,711,015

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$173,300,000
Purchased swap option contracts (contract amount)		$2,378,900,000
Written TBA commitment option contracts (contract amount)		$346,500,000
Written swap option contracts (contract amount)		$1,944,500,000
Futures contracts (number of contracts)		80
Forward currency contracts (contract amount)		$341,000,000
OTC interest rate swap contracts (notional)		$1,500,000
Centrally cleared interest rate swap contracts (notional)		$1,822,700,000
OTC total return swap contracts (notional)		$86,500,000
Centrally cleared total return swap contracts (notional)		$94,200,000
OTC credit default contracts (notional)		$70,700,000
Centrally cleared credit default contracts (notional)		$9,077,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: March 28, 2018